STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
As of March 31, 2022, the Company had 8,749,878 shares of common stock issued and outstanding and does not have any non-voting shares issued and outstanding.
As of December 31, 2021, the Company had 9,012,857 shares of common stock issued and outstanding and does not have any non-voting shares issued and outstanding.
STOCKHOLDERS’ EQUITY
As of December 31, 2021, the Company had 9,012,857 shares of common stock issued and outstanding. As of December 31, 2021, the Company does not have any non-voting shares issued and outstanding.
As of December 31, 2020, the Company had 7,678,195 shares of common stock issued and outstanding, of which 805,715 shares were non-voting.